INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Balance at the beginning of the year	$ 255
Increase related to prior year tax positions, net	24	116
Increase related to current year tax positions	171	139
Balance at the end of the year	$ 451	$ 255